UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

250 Park Avenue, 10th Floor, New York, New York 10177-1099
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 250 Park Avenue, 10th Floor, New York, New York 10177-1099
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.5%)
Airlines (0.2%)
United Continental Holdings, Inc. *	2,500	$173,675
Auto Components (0.1%)
Sypris Solutions, Inc. *	50,000	81,500
Biotechnology (6.4%)
Allena Pharmaceuticals, Inc. *	5,020	55,320
Gilead Sciences, Inc. †	87,500	6,596,625
		6,651,945
Capital Markets (0.8%)
Oaktree Capital Group LLC, Class A	20,000	792,000
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. *	2,000	97,620
Communications Equipment (10.5%)
KVH Industries, Inc. *	530,500	5,490,675
ViaSat, Inc. * †	83,000	5,454,760
		10,945,435
Distributors (0.1%)
Funko, Inc., Class A *	7,497	61,550
Electrical Equipment (0.5%)
Vicor Corp. *	20,000	571,000
Electronic Equipment, Instruments & Components (5.2%)
Corning, Inc.	35,000	975,800
FLIR Systems, Inc.	8,500	425,085
Frequency Electronics, Inc. *	50,000	437,500
IPG Photonics Corp. *	6,000	1,400,280
National Instruments Corp.	20,800	1,051,856
Vishay Intertechnology, Inc.	60,000	1,116,000
		5,406,521
Energy Equipment & Services (1.1%)
Aspen Aerogels, Inc. *	167,600	715,652
Core Laboratories NV (Netherlands)	500	54,110
Schlumberger Ltd. (Netherlands)	5,000	323,900
		1,093,662
Food & Staples Retailing (0.1%)
CVS Health Corp.	1,500	93,315
Health Care Equipment & Supplies (8.9%)
Becton Dickinson and Co.	24,000	5,200,800
CONMED Corp.	7,500	474,975
CryoPort, Inc. *	62,500	537,500
GenMark Diagnostics, Inc. *	20,000	108,800
Invuity, Inc. *	217,500	837,375
Medtronic PLC (Ireland)	26,290	2,108,984
		9,268,434
Health Care Technology (0.1%)
Castlight Health, Inc., Class B *	15,000	54,750

Household Durables (0.1%)
Roku, Inc., Class A *	3,000	93,300
Household Products (0.7%)
Oil-Dri Corp. of America	18,500	743,515
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	361,275
Insurance (0.2%)
Markel Corp. *	150	175,537
Internet Software & Services (12.4%)
The Trade Desk, Inc., Class A *	12,000	595,440
2U, Inc. *	4,000	336,120
Akamai Technologies, Inc. * †	44,000	3,123,120
Amber Road, Inc. *	450,000	4,005,000
comScore, Inc. *	68,000	1,636,760
Coupa Software, Inc. *	6,000	273,720
NIC, Inc.	1,500	19,950
Nutanix, Inc., Class A *	4,000	196,440
Q2 Holdings, Inc. *	20,000	911,000
Reis, Inc.	82,500	1,769,625
		12,867,175
Life Sciences Tools & Services (8.6%)
Bruker Corp.	7,500	224,400
Thermo Fisher Scientific, Inc. †	42,500	8,774,550
		8,998,950
Media (4.1%)
Comcast Corp., Class A	115,000	3,929,550
World Wrestling Entertainment, Inc., Class A	10,000	360,100
		4,289,650
Oil, Gas & Consumable Fuels (0.5%)
Hess Corp.	10,000	506,200
Navigator Holdings Ltd. (United Kingdom) *	5,000	58,750
		564,950
Pharmaceuticals (1.1%)
Agile Therapeutics, Inc. *	116,294	298,876
Corium International, Inc. *	75,000	860,250
		1,159,126
Professional Services (1.0%)
WageWorks, Inc. *	22,500	1,017,000
Real Estate Management & Development (0.1%)
Redfin Corp. *	2,993	68,330
Semiconductors & Semiconductor Equipment (21.3%)
Applied Materials, Inc.	7,500	417,075
Aquantia Corp. *	28,500	447,450
Entegris, Inc.	150,000	5,220,000
FormFactor, Inc. *	345,000	4,709,250
Lam Research Corp.	2,500	507,900
MKS Instruments, Inc.	28,000	3,238,200
Nova Measuring Instruments Ltd. (Israel) *	64,000	1,736,320
PDF Solutions, Inc. *	392,150	4,572,469
Photronics, Inc. *	160,000	1,320,000
		22,168,664

Software (1.8%)
Altair Engineering, Inc., Class A *	2,996	93,955
Appian Corp., Class A *	10,000	251,800
Everbridge, Inc. *	4,000	146,400
Red Hat, Inc. *	9,000	1,345,590
		1,837,745
Specialty Retail (5.7%)
CarMax, Inc. * †	89,500	5,543,630
Dick's Sporting Goods, Inc.	12,500	438,125
		5,981,755
Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	2,700	453,006
Electronics For Imaging, Inc. *	66,000	1,803,780
Super Micro Computer, Inc. *	210,000	3,570,000
		5,826,786
Trading Companies & Distributors (1.9%)
Air Lease Corp., Class A	47,500	2,024,450
Total Common Stocks
(Cost $48,082,029)		$103,469,615

Short-Term Investments (0.7%)
Money Market Fund (0.7%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.46% (a)
(Cost $752,865)	752,865	$752,865

Total Investments (100.2%)
(Cost $48,834,894)		104,222,480
Total Securities Sold Short (-4.8%)		(5,020,250)
(Proceeds $2,562,950)
Other Assets in Excess of Liabilities (4.6%)		4,847,384
Net Assets (100.0%)		$104,049,614

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2018
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $6,198,140.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-4.8%)
Capital Markets (-1.1%)
Medallion Financial Corp. *	250,000	$1,162,500
Communications Equipment (-3.3%)
Ubiquiti Networks, Inc. *	50,000	3,440,000
Health Care Equipment & Supplies (-0.2%)
Cutera, Inc. *	4,000	201,000
Insurance (-0.2%)
Health Insurance Innovations, Inc., Class A *	7,500	216,750
Total Securities Sold Short (-4.8%)
(Proceeds $2,562,950)		$5,020,250

*	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.9%)
Biotechnology (1.4%)
Gilead Sciences, Inc. †	10,500	$791,595
Building Products (1.3%)
DIRTT Environmental Solutions (Canada) *	200,000	768,000
Commercial Services & Supplies (0.8%)
Clean Harbors, Inc. *	2,000	97,620
Ecology and Environment, Inc., Class A	31,000	359,600
		457,220
Communications Equipment (8.7%)
KVH Industries, Inc. * †	375,000	3,881,250
ViaSat, Inc. * †	17,000	1,117,240
		4,998,490
Distributors (0.1%)
Funko, Inc., Class A *	4,022	33,021
Electrical Equipment (3.4%)
Vicor Corp. *	68,500	1,955,675
Electronic Equipment, Instruments & Components (4.4%)
Frequency Electronics, Inc. *	17,793	155,689
IPG Photonics Corp. *	7,100	1,656,998
National Instruments Corp.	9,000	455,130
Vishay Precision Group, Inc. *	8,000	249,200
		2,517,017
Energy Equipment & Services (0.9%)
Aspen Aerogels, Inc. *	126,950	542,077
Health Care Equipment & Supplies (4.4%)
Becton Dickinson and Co.	2,800	606,760
CryoPort, Inc. *	105,000	903,000
Invuity, Inc. *	16,000	61,600
LeMaitre Vascular, Inc.	27,000	978,210
		2,549,570
Health Care Technology (0.8%)
Omnicell, Inc. *	10,500	455,700
Household Durables (0.1%)
iRobot Corp. *	500	32,095
Roku, Inc., Class A *	500	15,550
		47,645
Household Products (3.1%)
Oil-Dri Corp. of America	44,100	1,772,379
Insurance (0.4%)
Markel Corp. *	175	204,794
Internet Software & Services (15.4%)
The Trade Desk, Inc. Class A *	7,500	372,150
2U, Inc. *	2,000	168,060
Akamai Technologies, Inc. * †	40,000	2,839,200
Amber Road, Inc. * †	163,550	1,455,595
comScore, Inc. *	28,200	678,774

Coupa Software, Inc. *	3,500	159,670
NIC, Inc.	1,000	13,300
Q2 Holdings, Inc. *	12,500	569,375
Reis, Inc. †	120,200	2,578,290
		8,834,414
Media (0.3%)
World Wrestling Entertainment, Inc., Class A	5,000	180,050
Pharmaceuticals (0.2%)
Agile Therapeutics, Inc. *	51,250	131,712
Professional Services (2.7%)
CRA International, Inc.	5,000	261,450
WageWorks, Inc. * †	28,000	1,265,600
		1,527,050
Real Estate Investment Trusts (REITs) (1.5%)
Equinix, Inc.	2,000	836,280
Real Estate Management & Development (0.1%)
Redfin Corp. *	1,637	37,373
Semiconductors & Semiconductor Equipment (31.0%)
Aquantia Corp. *	3,500	54,950
Entegris, Inc.	170,000	5,916,000
FormFactor, Inc. *	170,000	2,320,500
MKS Instruments, Inc.	25,500	2,949,075
Nova Measuring Instruments Ltd. (Israel) * †	69,500	1,885,535
PDF Solutions, Inc. * †	327,500	3,818,650
Photronics, Inc. *	97,750	806,437
Xcerra Corp. *	5,000	58,250
		17,809,397
Software (7.0%)
Altair Engineering, Inc., Class A *	1,620	50,803
Appian Corp., Class A *	7,500	188,850
Everbridge, Inc. *	3,000	109,800
GSE Systems, Inc. *^	1,120,000	3,640,000
		3,989,453
Specialty Retail (2.3%)
CarMax, Inc. * †	21,500	1,331,710
Technology Hardware, Storage & Peripherals (9.6%)
Apple, Inc. †	21,250	3,565,325
Electronics For Imaging, Inc. *	17,500	478,275
Super Micro Computer, Inc. * †	87,500	1,487,500
		5,531,100
Total Common Stocks
(Cost $26,678,375)		$57,301,722

Short-Term Investments (0.1%)
Money Market Fund (0.1%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.46% (a)
(Cost $61,485)	61,485	$61,485

Total Investments (100.0%)
(Cost $26,739,860)		57,363,207
Total Securities Sold Short (-5.6%)		(3,215,500)
(Proceeds $1,991,651)
Other Assets in Excess of Liabilities (5.6%)		3,213,383
Net Assets (100.0%)		$57,361,090

*	Non-income producing security.
^	Affiliated Security. Please refer to Note 6 of the Notes to Financial Statements.
(a)	Rate shown is the seven day yield as of March 31, 2018
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,356,635.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-5.6%)
Capital Markets (-2.2%)
Medallion Financial Corp. *	275,000	$1,278,750
Communications Equipment (-3.0%)
Ubiquiti Networks, Inc. *	25,000	1,720,000
Insurance (-0.4%)
Health Insurance Innovations, Inc. *	7,500	216,750
Total Securities Sold Short (-5.6%)
(Proceeds $1,991,651)		$3,215,500

  *  Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Common Stocks (79.6%)
Biotechnology (0.1%)
Exact Sciences Corp. *	500	$20,165
Communications Equipment (5.0%)
EMCORE Corp. *	60,000	342,000
Finisar Corp. *	5,000	79,050
KVH Industries, Inc. * †	102,500	1,060,875
Quantenna Communications, Inc. *	5,000	68,500
		1,550,425
Electronic Equipment, Instruments & Components (5.8%)
Frequency Electronics, Inc. *	135,000	1,181,250
II-VI, Inc. *	2,000	81,800
Vishay Precision Group, Inc. *	17,000	529,550
		1,792,600
Energy Equipment & Services (3.8%)
Aspen Aerogels, Inc. *	273,800	1,169,126
Health Care Equipment & Supplies (6.6%)
CryoPort, Inc. *	20,000	172,000
GenMark Diagnostics, Inc. *	60,000	326,400
Invuity, Inc. *	400,000	1,540,000
		2,038,400
Health Care Technology (0.7%)
Castlight Health, Inc., Class B *	60,000	219,000
Household Durables (0.2%)
Roku, Inc., Class A *	2,000	62,200
Household Products (0.3%)
Oil-Dri Corp. of America	2,500	100,475
Internet Software & Services (18.7%)
Amber Road, Inc. * †	270,000	2,403,000
ChannelAdvisor Corp. *	45,000	409,500
comScore, Inc. *	43,000	1,035,010
Nutanix, Inc., Class A *	5,000	245,550
Reis, Inc. †	65,000	1,394,250
Twilio, Inc., Class A *	8,000	305,440
		5,792,750
Oil, Gas & Consumable Fuels (1.5%)
Hess Corp.	7,000	354,340
Navigator Holdings Ltd. *	10,000	117,500
		471,840
Pharmaceuticals (4.4%)
Agile Therapeutics, Inc. *	260,000	668,200
Corium International, Inc. *	60,000	688,200
		1,356,400
Real Estate Management & Development (0.2%)
Redfin Corp. *	2,500	57,075
Semiconductors & Semiconductor Equipment (19.9%)
Aquantia Corp. *	5,000	78,500

FormFactor, Inc. *	10,000	136,500
Ichor Holdings Ltd. *	6,000	145,260
MACOM Technology Solutions Holdings, Inc. *	20,000	332,000
NeoPhotonics Corp. *	220,000	1,507,000
PDF Solutions, Inc. * †	177,850	2,073,731
Photronics, Inc. *	185,416	1,529,682
Ultra Clean Holdings, Inc. *	20,000	385,000
		6,187,673
Software (3.0%)
Altair Engineering, Inc., Class A *	752	23,583
Appian Corp., Class A *	2,000	50,360
FireEye, Inc. *	50,000	846,500
		920,443
Technology Hardware, Storage & Peripherals (7.4%)
Electronics For Imaging, Inc. *	25,000	683,250
Pure Storage, Inc., Class A *	20,000	399,000
Super Micro Computer, Inc. * †	72,500	1,232,500
		2,314,750
Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. *	500	164,075
Trading Companies & Distributors (1.5%)
Air Lease Corp., Class A †	11,250	479,475
Total Common Stocks
(Cost $23,241,703)		$24,696,872

Closed-End Funds (4.1%)
Tekla Healthcare Investors	29,000	624,370
Tekla Life Sciences Investors	34,500	663,090
Total Closed-End Funds
(Cost $1,351,566)		$1,287,460

Short-Term Investments (16.1%)
Money Market Fund (16.1%)
Dreyfus Treasury Securities Cash Management - Institutional Class
1.46% (a)
(Cost $5,001,532)	5,001,532	$5,001,532

Total Investments (99.9%)
(Cost $29,594,801)		30,985,864
Total Securities Sold Short (-0.6%)		(201,000)
(Proceeds $161,822)
Other Assets in Excess of Liabilities (0.8%)		244,185
Net Assets (100.0%)		$31,029,049

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2018.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,114,675.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2018 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-0.6%)
Health Care Equipment & Supplies (-0.6%)
Cutera, Inc. *	4,000	$201,000
Total Securities Sold Short (-0.6%)
(Proceeds $161,822)		$201,000

*	Non-income producing security.

Needham Funds

March 31, 2018

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class commenced operations on December 30, 2016.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:  Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2018.

Investment Transactions:  Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency:  Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2018.

Allocation of Expenses:  Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Federal Income Taxes:  It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of March 31, 2018, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of March 31, 2018, open tax years for federal and NYS purposes include the tax years ended December 31, 2014 through December 31, 2017. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of March 31, 2018, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$103,469,615	$57,301,722	$24,696,872
Closed-End Funds	-	-	1,287,460
Short-Term
Investments	752,865	61,485	5,001,532
Liabilities
Securities Sold Short(2)	(5,020,250)	(3,215,500)	(201,000)
Total	$99,202,230	$54,147,707	$30,784,864
(1) As of March 31, 2018, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the three months ended March 31, 2018, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2018, the market value of securities separately segregated to cover short positions was $6,198,140, $5,356,635, and $1,114,675 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $5,489,379, $3,444,369, and $248,825 pledged as collateral with a broker in connection with open short positions for NGF, NAGF, and NSCGF, respectively. Securities sold short at March 31, 2018 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5.        Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.        Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the three months ended March 31, 2018. As a result, this company is deemed to be an affiliate of NAGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

	Share			Share	Net Change
	Balance			Balance	in Unrealized	Realized		Value
	Dec. 31,			Mar. 31,	Appreciation	Gains	Dividend	Mar. 31,
Security Name	2017	Purchases	Sales	2018	(Depreciation)	(Losses)	Income	2018
GSE
Systems, Inc.	1,120,000	—	—	1,120,000	$ —	—	—	$3,640,000

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2018, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$46,271,943	$57,120,172	$(4,189,885)	$52,930,287
NAGF	24,748,210	31,692,436	(2,292,939)	29,399,497
NSCGF	29,432,979	3,374,172	(2,022,287)	1,351,885

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By  /s/ George A. Needham, President
George A. Needham, President (Chief Executive Officer)

Date  May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date  May 18, 2018

By  /s/ James W. Giangrasso
James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  May 18, 2018